Financial Instruments and Risk Management - Capital Computation and Debt-to-Funds Flow Ratio (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Total Capital [Abstract]
Long-term debt, including the current portion (net of unamortized transaction costs)	$ 69,999	$ 0
Long-term note payable, including the current portion	0	11,162
Convertible debentures	0	72,655
Working capital	(50,639)	16,764
Net debt obligations	19,360	100,581
Shareholders’ equity	210,007	285,316
Total capital	229,367	385,897
Total Debt [abstract]
Long-term debt, including the current portion (net of unamortized transaction costs)	69,999	0
Long-term note payable, including the current portion	0	11,162
Convertible debentures	0	72,655
Working capital	(50,639)	16,764
Funds Flow From Operations [Abstract]
Cash flow from operating activities	59,450	(1,065)
Changes in non-cash working capital	(3,858)	(7,296)
Segmented funds flow from operations	$ 55,592	$ (8,361)
Ratio	0.3	(12.0)